NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Total revenue	$ 3,728,784	$ 2,000,071	$ 8,171,355	$ 8,186,214
Change in revenue	$ 1,728,713		$ (14,859)
Percentage change in revenue	86.00%		0.00%
Proprietary Website Revenue [Member]
Total revenue	$ 2,123,101	1,109,106	$ 4,200,624	3,246,351
Change in revenue	$ 1,013,995		$ 954,273
Percentage change in revenue	91.00%		29.00%
Third Party Website Revenue [Member]
Total revenue	$ 1,605,683	$ 890,965	$ 3,970,731	$ 4,939,863
Change in revenue	$ 714,718		$ (969,132)
Percentage change in revenue	80.00%		(20.00%)